INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Schedule of components of income tax

	For the year ended December 31,
In millions	2025	2024	2023
Current income tax expense
Current period	$253.2	$137.4	$140.7
Adjustment in respect of prior periods	(2.3)	(1.3)	0.1
	250.9	136.1	140.8
Deferred income tax expense
Deferred taxes of deferred tax assets	(81.7)	(46.2)	(24.0)
Deferred taxes of deferred tax liabilities	2.2	(4.6)	(10.6)
Adjustment in respect of prior periods	12.7	(2.5)	(2.0)
Total deferred income tax expense	(66.8)	(53.3)	(36.6)

Income tax expense	$184.1	$82.8	$104.2

Schedule of reconciliation between income taxes at local tax rates in different countries and total tax expense and components of deferred tax assets and liabilities
Reconciliation between income taxes at local tax rates in different countries and the total tax expense in the statement of income and loss and other comprehensive income and loss:

	For the year ended December 31,
In millions	2025	2024	2023
Income/(Loss) before income tax expense	$624.5	$161.2	$(104.6)
Effective tax rate	29%	51%	(100)%
Income tax using the effective tax rate	184.1	82.8	104.2

Taxes at local rates applicable to earnings in countries concerned	160.6	51.8	53.0
Changes in recognition of deferred tax assets related to net operating losses	(51.1)	28.8	17.8
Withholding taxes	33.0	22.3	13.4
Deferred taxes on temporary differences which were not recognized	14.9	18.0	17.0
Changes in tax rates	15.4	0.2	0.2
Other US taxes (BEAT & GILTI)	—	(0.3)	0.1
Permanent differences	8.1	3.0	0.4
Change in unrecognized deferred taxes	—	(1.4)	—
Taxes for prior periods	10.3	(3.8)	(1.9)
Foreign tax credits	(6.0)	(9.6)	(6.1)
Changes in uncertain tax positions	(1.1)	(28.3)	10.3
Other	—	2.1	0.0
Taxes recognized in the consolidated statement of income and loss	$184.1	$82.8	$104.2
The major components of deferred tax assets and liabilities are comprised of the following:

In millions	December 31, 2025	December 31, 2024
Deferred tax assets:
Provisions	$106.1	$87.1
Carryforward of unused tax losses	50.2	32.8
Employee benefits	29.7	19.3
Impairment	—	3.1
Fair value adjustments	8.6	—
Foreign tax credits	3.0	0.6
Unrecognized profit on internal sales of inventory	20.4	14.8
Other temporary differences	34.0	19.8
Total	$252.0	$177.5

Deferred tax liabilities:
Depreciation differences	(22.5)	(22.1)
Difference between carrying value and fair value adjustment due to acquisition of Amer Sports Corporation
Trademarks	(572.3)	(481.3)
Other intangible assets	(34.8)	(36.2)
Property, plant and equipment	(12.8)	(23.2)
	(619.9)	(540.7)
Fair value adjustments	—	(0.9)
Other temporary differences (1)	(45.0)	(33.6)
Total	(687.4)	(597.3)

Net deferred tax liabilities	$(435.4)	$(419.8)
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(1)Primarily consists of deferred tax liabilities related to customer and marketing related intangibles.
Schedule of components of deferred tax assets and liabilities	Deferred taxes recognized in the statement of financial position:

In millions	December 31, 2025	December 31, 2024
Deferred tax assets	$84.1	$67.6
Deferred tax liabilities	(519.5)	(487.4)
Total	$(435.4)	$(419.8)

Schedule of change in the components of deferred tax assets and liabilities and recognized tax losses and unrecognized tax attributes
The change in the components of deferred tax assets and liabilities for the year are as follows:

In millions	January 1, 2025	Charge in consolidated statement of income/(loss)	Translation differences	Charged to OCI	Other	December 31, 2025
Provisions	$87.1	$11.8	$3.0	$—	$4.2	$106.1
Carryforward of unused tax losses	32.8	35.8	(3.8)	—	(14.6)	50.2
Employee benefits	19.3	10.2	1.0	(2.1)	1.3	29.7
Impairment	3.1	(3.1)	—	—	—	—
Fair value adjustments	(0.9)	0.6	(0.4)	13.5	(4.2)	8.6
Foreign tax credits	0.6	1.7	—	—	0.7	3.0
Unrecognized profit on internal sales of inventory	14.8	2.5	3.1	—	—	20.4
Depreciation differences	(22.1)	(0.3)	(0.1)	—	—	(22.5)
Difference between carrying value and fair value adjustment due to acquisition of Amer Sports Corporation	(540.7)	2.0	(36.1)	—	(45.1)	(619.9)
Other temporary differences	(13.8)	5.6	(3.5)	—	0.7	(11.0)
Total	$(419.8)	$66.8	$(36.8)	$11.4	$(57.0)	$(435.4)

In millions	January 1, 2024	Charge in consolidated statement of income/(loss)	Translation differences	Charged to OCI	Other	December 31, 2024
Provisions	$65.6	$24.4	$0.2	$—	$(3.1)	$87.1
Carryforward of unused tax losses	21.8	14.0	(3.0)	—	—	32.8
Employee benefits	2.0	0.8	(0.5)	(0.4)	17.4	19.3
Impairment	3.0	—	0.1	—	—	3.1
Fair value adjustments	7.9	—	(1.1)	(7.7)	—	(0.9)
Foreign tax credits	0.6	—	(0.1)	—	0.1	0.6
Unrecognized profit on internal sales of inventory	14.0	1.7	(0.9)	—	—	14.8
Depreciation differences	(21.1)	(3.9)	0.2	—	2.7	(22.1)
Difference between carrying value and fair value adjustment due to acquisition of Amer Sports Corporation	(588.8)	10.5	37.6	—	—	(540.7)
Other temporary differences	(18.3)	5.8	2.9	—	(4.2)	(13.8)
Total	$(513.3)	$53.3	$35.4	$(8.1)	$12.9	$(419.8)
Recognized tax losses:

In millions		Amount of losses		Amount of deferred tax assets relating to losses
Jurisdiction	Expiry	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Canada	20 years	$70.5	$23.0	$13.5	$6.0
France	indefinite	32.4	59.8	8.1	15.0
Sweden	indefinite	51.8	—	10.7	—
The United States	indefinite	52.2	36.9	14.0	7.9
Austria	indefinite	10.5	9.3	2.4	2.1
Other	indefinite	—	—	—	1.8
Total				$48.7	$32.8
Unrecognized tax attributes:

In millions	December 31, 2025	December 31, 2024
Unused tax losses carried forward, for which no deferred tax assets were recognized	$166.8	$274.9
Other temporary differences, for which no deferred tax assets were recognized	1,128.8	797.1
Unrecognized net deferred tax assets	262.7	227.0